SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
The share-based compensation expense recognized in the Company’s consolidated statements of operations are as follow:

	December 31, 2021	December 31, 2020	December 31, 2019
Cost of sales	$437	$—	$—
Research and development	208,935	21,419	3,793
Selling, general and administrative	238,705	31,344	3,253
	$448,077	$52,763	$7,046
Share option plans

In 2011, the Board of Directors of the Company adopted the REE Automotive Ltd. Employees and Non-Employees Share Incentive Plan (as amended the “2011 Share Incentive Place”). As of the date of the consummation of the Merger, (see Note 7 for further details), the Board of Directors approved the REE Automotive Ltd. 2021 Share Incentive Plan (the “2021 Share Incentive Place”). The 2021 Plan provides for the grant of options, ordinary shares, restricted shares, restricted share units (“RSUs”), stock appreciation rights, other cash-based awards, and other share-based awards which may be granted to employees, officers, non-employee consultants and directors of the Company. Concurrently, the Board of Directors decided to cancel the reservation of 2,128,978 Ordinary Shares (on a post-split basis) which were previously reserved by the Board under the 2011 Share Incentive Plan, such that following such cancellation the balance of un-allocated shares (underlying option awards) under the Plan shall be zero. 23,142,623 Class A Ordinary are reserved for issuance of awards under the 2021 Plan, in accordance with and subject to the terms and conditions of the 2021 Plan.

As of December 31, 2021, 22,880,155 options and RSU were available for future grants under the 2021 plan. Any share underlying an award that is cancelled, terminated or forfeited for any reason without having been exercised will automatically be available for grant under the 2021 Share Incentive Plan.
NOTE 10. SHARE-BASED COMPENSATION (cont.)

The Board and the shareholders of the Company approved the reservation for issuance under the “REE Automotive, Ltd. Employee Stock Purchase Plan” (the “ESPP”) of such number of Class A Ordinary Shares equal to 2% of the Class A Ordinary Shares to be issued and outstanding as of the consummation of the Merger. 4,628,524 Class A Ordinary are reserved for issuance of awards under the ESPP, in accordance with and subject to the terms and conditions of the ESPP. The total amount reserved is available for issuance as of December 31, 2021.

In general, options granted under the Plan vest over a three-year period and expire 10 years from the date of grant. The exercise price of the options granted under the plans may not be less than 100% of the fair market value of the underlying share on the date of grant into which such options are exercised, and the expiration date may not be later than 10 years from the date of grant unless determined otherwise by the board of directors. If a grantee leaves his or her employment or other relationship with the Company, or if his or her relationship with the Company is terminated without cause (and other than by reason of death or disability, as defined in the Plan), the term of his or her unexercised options will generally expire 90 days after the date of termination, unless determined otherwise by the Company.

Options granted to employees and non-employees

A summary of option balances under the 2021 and 2011 Share Incentive Plan as of December 31, 2021, and changes during the year then ended are as follows:

	Number of options (1)	Weighted-average exercise price (1)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands) (2)
Outstanding at January 1, 2020	48,686,115	$0.19	8.57	$104,634
Granted	28,040,518	$0.73
Exercised	(5,198,548)	$0.04
Forfeited	(141,519)	$0.05
Cancelled	—	$—
Outstanding at December 31, 2020	71,386,566	$0.41	8.39	$360,631
Granted	46,297,737	$0.01
Exercised	(3,715,925)	$0.22
Forfeited	(681,312)	$0.50
Cancelled	—	$—
Outstanding at December 31, 2021	113,287,066	$0.20	8.28	$605,788
Exercisable at December 31, 2021	100,391,350	$0.17	8.22	$539,762
(1)Results have been retroactively adjusted to reflect the 1:26.7017 stock split and the changes in par value from 0.01 NIS to no par value effected on July 22, 2021. See Note 7, for details.
(2) Intrinsic value is calculated as the difference between the fair value of REE’s Class A ordinary shares as of the end of each reporting period and the exercise price of the option.

The Company recognizes forfeitures as they occur. As of December 31, 2021,unrecognized compensation cost related to share awards was $59,534, which was expected to be recognized over a weighted average period of 1.19 years. The weighted average grant date fair value of options granted during the years ended December 31, 2021, 2020 and 2019 was $9.76, $2.75, and $0.63.
NOTE 10. SHARE-BASED COMPENSATION (cont.)

The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2021:

	Outstanding Options			Exercisable Options
Range of exercise prices	Number of outstanding options	Weighted-average remaining contractual term (in years)	Weighted-average exercise price	Number of exercisable options	Weighted-average remaining contractual term (in years)	Weighted-average exercise price
$0.00 - $0.02	58,945,159	4.82	$0.00	52,555,526	4.84	$0.00
$0.02 - $0.05	23,664,317	1.36	$0.01	23,146,974	1.50	$0.01
$0.05 - $0.10	854,454	0.05	$0.00	674,217	0.04	$0.00
$0.10 - $1.00	25,867,252	1.76	$0.10	21,424,617	1.62	$0.10
$1.00 - $9.74	3,955,884	0.29	$0.09	2,590,016	0.22	$0.07
Total	113,287,066	8.28	$0.20	100,391,350	8.22	$0.17

Restricted share units activity

The following table summarizes restricted share units activity:

	Number of restricted share units outstanding	Weighted-average ordinary fair value per share at grant date
Outstanding at January 1, 2021	—	$—
Granted	492,782	4.35
Vested	—	—
Forfeited	—	—
Expired	—	—
Outstanding at December 31, 2021	492,782	$4.35
Exercisable at December 31, 2021	—
As of December 31, 2021, total compensation costs related to unvested restricted share units granted to employees not yet recognized was $2,064. This cost will be amortized over a weighted-average remaining period of 2.90 years. The weighted average grant date fair value of restricted share units granted during the year ended December 31, 2021 was $4.35.